Trust Account and Fair Value Measurement (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Trust Account and Fair Value Measurement (Textual)
Proceeds of trust account, description		The proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.		The proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.
Proceeds of trust account maturity date, description				The proceeds in the Trust Account were invested in U.S. government treasury bills yielding approximately 1.5% with a maturity date in June 2020. In March 2020, as a result of market conditions, the Company sold such U.S. government treasury bills and invested the proceeds in a money market fund meeting the conditions described above. At September 30, 2020, the Trust Account remains invested in such money market fund. The Company classifies its U.S. government treasury bills and equivalent securities as held-to-maturity in accordance with FASB ASC 320, “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. government treasury bills are recorded at amortized cost on the accompanying December 31, 2019 condensed consolidated balance sheet and adjusted for the amortization of discounts.
Proceeds from trust account		$ 502,000	$ 887,000	$ 1,337,000
Shares redemption	211,561
Additional withdrew amount	$ 2,176,000
Public Offering and Private Placement [Member]
Trust Account and Fair Value Measurement (Textual)
Cash deposited into trust account		$ 303,151,500		$ 303,151,500